Income Taxes (Details) - Schedule of Unrecognized Tax Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Unrecognized tax benefits as of beginning of year	$ 0	$ 0
Increases related to prior year tax positions	1,335	0
Increases related to current year tax positions	0	0
Decreases related to prior year tax positions	0	0
Unrecognized tax benefits as of end of year	$ 1,335	$ 0